Schedule of Disposal Groups, Including Discontinued Operations (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Total current assets	$ 2,640		$ 2,640		$ 1,268	$ 1,967
Current liabilities:
Total current liabilities	3,124		3,124		1,877	1,690
Other income (expense), net
Loss before income taxes	(531)	$ (350)	(1,866)	$ (1,812)	(2,749)	(4,249)
Craft C+P [Member]
Current assets:
Cash	135		135		96	111
Trade receivables, net	756		756		396	422
Inventories	1,071		1,071		526	992
Prepaid expenses and other current assets	678		678		250	442
Total current assets	2,640		2,640		1,268	1,967
Property and equipment, net	4,156		4,156		4,598	5,486
Right-of-use assets	1,415		1,415		1,923	2,714
Intangible assets, net	517		517		827	1,241
Other assets, net	210		210		321	108
Total Assets	8,938		8,938		8,937	11,516
Current liabilities:
Accounts payable	2,130		2,130		1,014	654
Accrued liabilities	266		266		110	109
Deferred revenue	42		42		88	18
Current portion of lease liabilities	686		686		665	736
Other current liability, related party						173
Total current liabilities	3,124		3,124		1,877	1,690
Lease liabilities, net of current portion	843		843		1,366	2,117
Total liabilities	$ 3,967		3,967		3,243	3,807
Sales			6,775	5,637	6,817	5,626
Less customer programs and excise taxes			117	79	105	100
Net sales			6,658	5,558	6,712	5,526
Cost of sales			6,322	5,378	6,829	6,341
Gross profit			336	180	(117)	(815)
Operating expenses:
Sales and marketing expenses			45	81	126	85
General and administrative expenses			2,355	2,103	2,878	3,344
Gain on disposal of property and equipment			(195)	(171)	(367)	65
Total operating expenses			2,205	2,013	2,637	3,494
Loss from operations			(1,869)	(1,833)	(2,754)	(4,309)
Other income (expense), net
Interest expense				(12)	(12)	(44)
Other income			3	33	17	104
Total other income, net			3	21	5	60
Loss before income taxes			(1,866)	(1,812)	(2,749)	(4,249)
Provision for income taxes
Net loss			$ (1,866)	$ (1,812)	$ (2,749)	$ (4,249)